Subsequent Events (Details) - Subsequent Event $ / shares in Units, $ in Millions	Aug. 26, 2021 USD ($)	Aug. 25, 2021 USD ($) installment	Aug. 12, 2021 USD ($) $ / shares
Subsequent Events
Cash distributions paid in the period per unit | $ / shares			$ 0.52
$345 senior secured credit facility
Subsequent Events
Debt instrument face amount		$ 345.0
Number of quarterly installments | installment		20
Balloon payment to be paid		$ 219.0
$345 senior secured credit facility | London Interbank Offered Rate (LIBOR)
Subsequent Events
Interest margin percentage		2.05%
Series A Preferred Unit [Member]
Subsequent Events
Cash distributions			$ 1.7
Common Units | ATM
Subsequent Events
Issuance of common stock units	$ 100.0